Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Schedule of Depreciation Rate

Depreciation is calculated in equal annual rates according to the straight line method, throughout the asset’s useful lifetime, as follows:

%

Machinery and equipment	7-15
Computers	33
Buildings and greenhouses	10
Bearer plants	7